COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

11. COMMITMENTS AND CONTINGENCIES

There are no claims against the Company that were assessed as significant, which were outstanding as at December 31, 2023 or March 31, 2023 and, consequently, no provision for such has been recognized in the condensed consolidated financial statements.

11. COMMITMENTS AND CONTINGENCIES

There are no claims against the Company that were assessed as significant, which were outstanding as at March 31, 2023 and, consequently, no provision for such has been recognized in the consolidated financial statements.

BIOTRICITY INC.

Notes to Consolidated Financial Statements

Years ended March 31, 2023 and 2022

(Expressed in US Dollars)